Concentration of Credit Risk - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reinsurance [Line Items]
Unpaid losses	$ 2,319.8	$ 2,077.6	$ 1,515.2
Reinsurance Recoverables, Uncollateralized	1,817.5	1,497.8
Underwriting premiums	1,318.4	1,459.3
Due for settlement	15.7
Premium Receivable, Allowance for Credit Loss	$ 23.0	$ 16.2
Allowable holdings of a single issue or issuer, percentage	2.00%
Percentage of written premium major broker accounted minimum	10.00%
AM Best, A plus Rating | Standard & Poor's, A plus Rating | Everest Re
Reinsurance [Line Items]
Concentration risk percentage	11.90%	10.20%
AM Best, A plus Rating | Standard & Poor's, A plus Rating | MS & AD Group
Reinsurance [Line Items]
Concentration risk percentage	9.10%	10.00%
AM Best, A plus Rating | Standard & Poor's, AA- Rating | Munich Re
Reinsurance [Line Items]
Concentration risk percentage	15.10%	15.70%